Recapitalization Transaction (Details)			3 Months Ended	6 Months Ended
	Apr. 10, 2025 shares	Dec. 05, 2024 USD ($) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	May 13, 2025 shares	May 12, 2025 shares	Apr. 29, 2025 shares	Dec. 31, 2024 $ / shares shares
Recapitalization Transaction [Line Items]
Net proceeds from closing the business combination (in Dollars) | $				$ 366,702
Aggregate shares issued	913,089
Incentive Warrants [Member]
Recapitalization Transaction [Line Items]
Aggregate warrants			20,913,089	20,913,089
Outstanding warrants
Common Stock [Member]
Recapitalization Transaction [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0.00001	$ 0.00001
SK Growth Opportunities Corporation [Member]
Recapitalization Transaction [Line Items]
Issued warrants			17,271,990	17,271,990
Outstanding warrants			17,271,990	17,271,990
SK Growth Opportunities Corporation [Member] | Incentive Warrants [Member]
Recapitalization Transaction [Line Items]
Aggregate warrants			20,913,089	20,913,089
Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Incentive warrants		20,000,000
Class A Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Ordinary shares issued	42,685,593		401,599,619	401,599,619	1,777,844		100,000	143,531,581
Increased ordinary shares			4,000,000,000	4,000,000,000				4,000,000,000
Par value (in Dollars per share) | $ / shares			$ 0.00001	$ 0.00001				$ 0.00001
Reverse stock split				3.3593
Aggregate shares issued	20,000,000
Aggregate warrants						1,777,844
Class A Ordinary Shares [Member] | Common Stock [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued			5,852,239
Class A Ordinary Shares [Member] | SK Growth Opportunities Corporation [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued				5,852,239
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Ordinary shares issued			1	1
Preferred share outstanding was converted			1	1
Increased ordinary shares			4,000,000,000	4,000,000,000
Common Class B [Member]
Recapitalization Transaction [Line Items]
Ordinary shares issued	82,988,016		82,988,016	82,988,016
Increased ordinary shares			1,000,000,000	1,000,000,000				1,000,000,000
Par value (in Dollars per share) | $ / shares			$ 0.00001	$ 0.00001				$ 0.00001
Common Class B [Member] | Founder [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued				82,988,016
Common Class B [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares			1,000,000,000	1,000,000,000
Maximum [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Enterprise value (in Dollars) | $		$ 7,700,000,000
Minimum [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Enterprise value (in Dollars) | $		$ 5,000,000,000
Webull Corporation [Member] | Class A Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued				312,065,312